Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Value-based care	220,852	26,038	—
Software licensing	60,052	24,603	2,002
Clinical services	42,017	28,631	14,032
	322,921	79,272	16,034

Disclosure of receivables, contract assets, and contract liabilities

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As of December 31,
	2021	2020
	$’000	$’000
Trade receivables (Note 20)	8,278	4,674
Contract assets (Note 20)	4,484	2,378
Contract liabilities (Note 8 iii)	94,182	76,018

Disclosure of performance obligations

The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date:

					2026
					and
	2022	2023	2024	2025	beyond	Total
	$’000	$’000	$’000	$’000	$’000	$’000
As of December 31, 2021	23,786	18,918	19,349	17,852	14,277	94,182

Disclosure of contract liabilities

The table below shows significant changes in contract liabilities:

	2021	2020
	$’000	$’000
Balance on January 1	76,018	81,584
Amounts billed but not recognized	61,176	18,080
Revenue recognized	(43,012)	(23,646)
Balance on December 31	94,182	76,018